Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000238758 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000238758 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000238758 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238758 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238758 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238758 [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238758 [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238758 [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238758 [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238758 [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238758 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000238758 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238758 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000238758 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238758 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000238758 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238758 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238758 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238758 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238758 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238758 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238755 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238755 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238755 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238755 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000238755 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000238755 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238755 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238755 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238755 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238755 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238755 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000238755 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000238755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238755 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238755 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000238755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238755 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238755 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000238755 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000238755 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000238755 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238756 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238756 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238756 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238756 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238756 [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238756 [Member] | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238756 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238756 [Member] | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238756 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238756 [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238756 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000238756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000238756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238756 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000238756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000238756 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238756 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000238756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000238756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237295 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237295 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237295 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237295 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000237295 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237295 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237295 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237295 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237295 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237295 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237295 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237295 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000237295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237295 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000237295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000237295 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237295 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237654 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000237654 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237654 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237654 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237654 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237654 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237654 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237654 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237654 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000237654 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237654 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237654 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000237654 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000237654 [Member] | South Korea 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237654 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237654 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237654 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237654 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237654 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237654 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237654 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242671 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242671 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000242671 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000242671 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000242671 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000242671 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242671 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241772 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241772 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241772 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241772 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241772 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241772 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000241772 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000241772 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241772 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241772 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241772 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241772 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000241772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000241772 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000241772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000241772 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241772 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248532 [Member] | NRG Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248532 [Member] | International Paper Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248532 [Member] | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Nutanix, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248532 [Member] | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248532 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000248532 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248532 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000248532 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248532 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248532 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248532 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248532 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000248532 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000248532 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000248532 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248532 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240405 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240405 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240405 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000240405 [Member] | Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240405 [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240405 [Member] | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240405 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240405 [Member] | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240405 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240405 [Member] | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240405 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000240405 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240405 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240405 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000240405 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240405 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000238757 [Member] | Nebius Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000238757 [Member] | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | AST SpaceMobile, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | NEXTracker, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238757 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000238757 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000238757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238757 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238757 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238757 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238757 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000238757 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000238757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242670 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242670 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000242670 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000242670 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242670 [Member] | Collateralized Loan Obligations 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242670 [Member] | Mortgage-Backed Securities 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000242670 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000242670 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237296 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000237296 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237296 [Member] | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237296 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237296 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237296 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237296 [Member] | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237296 [Member] | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237296 [Member] | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237296 [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237296 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237296 [Member] | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000237296 [Member] | Oil and Gas, Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000237296 [Member] | Oil and Gas, Refining and Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000237296 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237297 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000237297 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000237297 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237297 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237297 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237297 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237297 [Member] | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237297 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237297 [Member] | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237297 [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000237297 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000237297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237297 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237297 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237297 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237297 [Member] | Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%